COLONIAL INTERMEDIATE TAX-
         EXEMPT FUND
   COLONIAL TAX-EXEMPT FUND
     COLONIAL TAX-EXEMPT
         INSURED FUND

   Supplement to Prospectus
            dated
   March 31, 1997, Revised
        August 1, 1997
    (Replacing Supplement
    dated October 6, 1997)

The Funds' Prospectus is
amended as follows:

(1)  The following Vice
Presidents of Colonial
Management Associates,
Inc. (Adviser) currently
serve as portfolio
managers of the Funds:

  Gary Swayze has managed
Colonial Intermediate Tax-
Exempt Fund since
September 1997.  Prior to
joining the Adviser in
1997, Mr. Swayze was a
portfolio manager and
group leader at Fidelity
Management and Research
Company and the writer and
editor of a bond market
newsletter.

  William C. Loring and
Brian M. Hartford have
co-managed Colonial Tax-
Exempt Fund since May
1997.  Messrs. Loring and
Hartford have managed
various other Colonial tax-
exempt funds since 1986
and 1993, respectively.

  Effective December 1,
1997, Bonny E. Boatman no
longer co-manages Colonial
Tax-Exempt Fund.

(2)  Effective January
1998 the Funds' custodian
will be The Chase
Manhattan Bank, 4 Chase
MetroTech Center,
Brooklyn, NY 11245.

(3)  The Funds'
Distributor has changed
its name to "Liberty Financial Investments, Inc." The Distributor's address and telephone number remain unchanged.

TE-36/674E-1297
January 16, 1998